Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income1 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 3,190	$ (7,339)	$ (2,848)
Property Plant And Equipment And Intangible Assets [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,415	(7,354)
Property Plant And Equipment And Intangible Assets [Member] | Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets	23,734	42,421	105,532
Recoverable amount of asset or cash-generating unit	36,396	40,511	196,994
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 3,373	$ (7,316)	$ (1,859)
Description of reportable segment to which individual asset belongs	E&P	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Oil And Gas Production And Drilling Equipment In Brazil [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets	$ 250	$ 120	$ 314
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (250)	$ (119)	$ (307)
Description of reportable segment to which individual asset belongs	E&P	E&P	E&P
Property Plant And Equipment And Intangible Assets [Member] | Second Refining Unit In R N E S T [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets	$ 404	$ 410	$ 1,043
Recoverable amount of asset or cash-generating unit	767	388	498
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 359	$ (22)	$ (534)
Description of reportable segment to which individual asset belongs	RT&M	RT&M	RT&M
Property Plant And Equipment And Intangible Assets [Member] | Others [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets			$ 33
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (67)	$ 2	$ (67)
Description of reportable segment to which individual asset belongs	Several	Several	Several
Property Plant And Equipment And Intangible Assets [Member] | Comperj [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets		$ 266	$ 330
Recoverable amount of asset or cash-generating unit		526	117
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ 260	$ (209)
Description of reportable segment to which individual asset belongs		RT&M	RT&M
Property Plant And Equipment And Intangible Assets [Member] | Corporate Facilities [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets		$ 152
Impairment loss (reversal of impairment loss) recognised in profit or loss		$ (161)
Description of reportable segment to which individual asset belongs		Corporate, others
Property Plant And Equipment And Intangible Assets [Member] | Transpetros Fleet Of Vessels [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets			$ 1,347
Recoverable amount of asset or cash-generating unit			1,453
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ 103
Description of reportable segment to which individual asset belongs			RT&M
Property Plant And Equipment And Intangible Assets [Member] | Fertilizer Plant U F N I I I [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets			$ 204
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ (200)
Description of reportable segment to which individual asset belongs			RT&M
Property Plant And Equipment And Intangible Assets [Member] | Producing Properties Relating To Oil And Gas Activities Abroadseveral C G Us [Member]
DisclosureImpairmentLineItems [Line Items]
Oil and gas assets			$ 343
Recoverable amount of asset or cash-generating unit			15
Impairment loss (reversal of impairment loss) recognised in profit or loss			$ (333)
Description of reportable segment to which individual asset belongs			E&P